SHAREHOLDERS' EQUITY (Details) - USD ($)												1 Months Ended				12 Months Ended			37 Months Ended
	Feb. 15, 2015	Feb. 05, 2015	Jan. 02, 2015	Nov. 30, 2014	Sep. 09, 2014	Jul. 15, 2014	Feb. 15, 2014	Jan. 02, 2014	Nov. 30, 2013	Nov. 08, 2013	Sep. 30, 2012	Jul. 31, 2014	Mar. 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013	Nov. 30, 2015	Aug. 29, 2012	Jul. 06, 2011	Jul. 14, 2010	Apr. 21, 2003	May. 31, 1986
SHAREHOLDERS' EQUITY (Details) [Line Items]
Proceeds from Issuance of Common Stock (in Dollars)						$ 4,000,000						$ 3,673,000					$ 3,673,135
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																16,000
Series A Preferred Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																$ 100	$ 100
2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																						600,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																988,995
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)			2,569,399					2,225,399		1,956,999
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																60,400	612,400
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)																$ 2.91	$ 5.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number																406,149
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)																$ 342,572
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)																$ 3.40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number																526,271	728,560	119,360
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)																$ 3.33	$ 5.75	$ 6.13
2010 Share Plan [Member] | Employee Stock Option [Member] | Consultant [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services																11,600	12,400
Consultation Fees Related To Options (in Dollars) (in Dollars)																$ 46,000	$ 85,000
2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																							2,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number																	493,991	625,554
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)																	$ 18.00	$ 18.00
2010 Share Plan Amendmend [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																				1,200,000	1,080,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										800,000
2010 Share Plan Amendmend [Member] | Employee Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								10 years
2010 Share Plan Amendmend [Member] | Employee Stock Option [Member] | Non Employee Director [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								12,000
2010 Share Plan Amendmend [Member] | Employee Stock Option [Member] | Board of Directors Chairman [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								16,000
Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											1,660,000							120,000
Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member] | Employee Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											1,600,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)											$ 5.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number																1,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)																$ 1,832,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)																$ 3.72
Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member] | Employee Stock Option [Member] | Directors Additional Compensation Service [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																			40,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)															$ 5.28
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares				13,333					13,334
Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member] | Employee Stock Option [Member] | Board of Directors Chairman [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross														40,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	13,333						13,334
Common Stock, Anti-dilution Threshold Price (in Dollars per share) (in Dollars per share)														$ 5.88
Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member] | Employee Stock Option [Member] | President and Chief Executive Officer [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											640,000
Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member] | Employee Stock Option [Member] | Senior Vice President of Engineering [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											320,000
Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member] | Employee Stock Option [Member] | Strategic Advisor [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											640,000
Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member] | Employee Stock Option [Member] | Outside Directors [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																		120,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number																120,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)																$ 92,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)																$ 3.72
Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member] | Employee Stock Option [Member] | Three Outside Directors [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross													40,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)													$ 4.88
Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member] | Nonqualified Stock Option [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											60,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)											$ 5.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)																$ 34,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)																$ 3.72
Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member] | Nonqualified Stock Option [Member] | Chairmans Compensation [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											30,000
Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member] | Nonqualified Stock Option [Member] | Directors Additional Compensation Service [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											30,000
Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member] | Re-Priced Options [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		2,184,125
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 2.575
Share-based Compensation (in Dollars)		$ 297,000
Common Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Proceeds from Issuance of Common Stock (in Dollars)																	$ 6,400
Stock Issued During Period, Shares, New Issues						640,000
Share Price (in Dollars per share)						$ 6.25
Stock Issued During Period, Shares, Issued for Services																11,600	12,400
Stock Issued During Period, Shares, Conversion of Convertible Securities																	330,683
Warrant [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						320,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 10.00
Class of Warrant or Right, Expiration Period						5 years
Cancellation of Warrants, Exercise Price (in Dollars per share)						$ 0.025
Preferred Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized																19,860	19,860							200,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																$ 100	$ 100							$ 100
Convertible Preferred Stock [Member] | Series A Preferred Stock [Member]
SHAREHOLDERS' EQUITY (Details) [Line Items]
Common Stock, Anti-dilution Threshold Price (in Dollars per share) (in Dollars per share)																3.55
Preferred Stock, Shares Authorized					140
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)					$ 100
Stock Issued During Period, Shares, Conversion of Convertible Securities					140
Convertible Preferred Stock, Shares Converted, Initial Stated Value (in Dollars per share) (in Dollars per share)																1,000
Convertible Preferred Stock, Initial Conversion Price (in Dollars per share) (in Dollars per share)																$ 4.73
Common Stock, Shares Outstanding, Maximum Ownership Percentage																4.99%
Convertible Preferred Stock, Mandatory Conversion, Measurment Period																the average of the high and low trading prices of the Company’s common stock for any 10 out of 20 consecutive trading days
Convertible Preferred Stock,Mandatory Conversion, Threshold Trading Volume Percentage																50.00%
Convertible Preferred Stock Redemption, Notice Period																60 days
Conertible Preferred Stock, Observer Designation, Notice Period																10 days